PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited)
1
Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.2%
Australia : 3.2%
313,758
Aurizon Holdings Ltd.
$ 771,011
0.4
36,256
BHP Group Ltd. - Class DI
1,079,062
0.6
41,867
BlueScope Steel Ltd.
590,822
0.3
15,432  Fortescue Metals Group
Ltd.
255,016
0.2
15,358
Rio Tinto Ltd.
1,321,009
0.8
7,169  Seven Group Holdings
Ltd.
187,909
0.1
140,740
South32 Ltd. - Class DI
372,897
0.2
442,978
Telstra Group Ltd.
1,025,959
0.6
5,603,685
3.2
Austria : 0.3%
24,524
Mondi PLC QX
487,805
0.3
Belgium : 0.2%
10,031
(1)
Liberty Global Ltd. - Class
C
171,229
0.1
1,691
Syensqo SA
169,240
0.1
340,469
0.2
Brazil : 0.7%
27,187
Telefonica Brasil SA
227,348
0.1
143,637
TIM SA/Brazil
435,214
0.2
52,573
Vale SA - Foreign
631,869
0.4
1,294,431
0.7
Canada : 5.1%
7,940
Agnico Eagle Mines Ltd.
541,489
0.3
23,553
AltaGas Ltd.
531,388
0.3
23,223
Barrick Gold Corp.
396,151
0.2
6,239  Canadian National Railway
Co.
794,208
0.5
6,795  Canadian Pacific Kansas
City Ltd.
540,878
0.3
29,275  Canadian Utilities Ltd. -
Class A
667,572
0.4
20,255
Enbridge, Inc.
740,531
0.4
1,583
Franco-Nevada Corp.
194,764
0.1
7,613
(2)
Hydro One Ltd.
219,294
0.1
26,046
Keyera Corp.
689,681
0.4
21,358
Kinross Gold Corp.
173,472
0.1
17,206
Northland Power, Inc.
294,141
0.2
30,548
Pembina Pipeline Corp.
1,134,778
0.6
14,872  Rogers Communications,
Inc. - Class B
600,903
0.3
7,746
TC Energy Corp.
298,712
0.2
25,078
TELUS Corp.
412,339
0.2
9,942  West Fraser Timber Co.
Ltd.
795,316
0.5
9,025,617
5.1
China : 2.5%
922,000  AviChina Industry &
Technology Co. Ltd. -
Class H
418,357
0.2
314,500  BOE Technology Group
Co. Ltd. - Class A
177,231
0.1
1,070,000  China Communications
Services Corp. Ltd. - Class
H
514,718
0.3
166,000  China Oilfield Services
Ltd. - Class H
177,414
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
617,000  China Railway Group Ltd.
- Class H
$ 332,452
0.2
1,540,000
(2)
China Tower Corp. Ltd. -
Class H
181,845
0.1
198,000  CMOC Group Ltd. - Class
H
183,184
0.1
315,500
Fosun International Ltd.
177,230
0.1
257,200  Goldwind Science &
Technology Co. Ltd. -
Class A
276,847
0.2
1,694,800  Shanghai Construction
Group Co. Ltd. - Class A
545,143
0.3
87,500
Sinotruk Hong Kong Ltd.
203,501
0.1
90,000  Weichai Power Co. Ltd. -
Class H
161,670
0.1
110,300  Western Mining Co. Ltd. -
Class A
283,563
0.2
104,700  Yutong Bus Co. Ltd. -
Class A
352,614
0.2
71,400  Zhejiang Dahua
Technology Co. Ltd. -
Class A
161,776
0.1
69,400  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
271,792
0.1
4,419,337
2.5
France : 4.7%
6,057
Air Liquide SA
1,192,461
0.7
1,308
Airbus SE
222,492
0.1
7,712
Arkema SA
790,292
0.4
18,537
Cie de Saint-Gobain
1,636,651
0.9
3,937
Eiffage SA
435,589
0.2
63,830
Getlink SE
1,124,843
0.6
14,340
Legrand SA
1,557,074
0.9
15,207
Rexel SA
462,137
0.3
4,067
Schneider Electric SE
1,014,633
0.6
8,436,172
4.7
Germany : 4.0%
3,729
Brenntag SE
268,621
0.2
22,895
Daimler Truck Holding AG
979,587
0.5
61,406  Deutsche Telekom AG,
Reg
1,493,039
0.8
9,636
Heidelberg Materials AG
1,010,557
0.6
23,368
RWE AG
888,079
0.5
13,007
Siemens AG, Reg
2,506,976
1.4
7,146,859
4.0
Greece : 0.2%
33,676
(1)
Public Power Corp. SA
410,884
0.2
Hong Kong : 0.6%
13,600  Jardine Matheson
Holdings Ltd.
501,160
0.3
87,500  Power Assets Holdings
Ltd.
485,830
0.3
986,990
0.6
India : 2.6%
1,939
ABB India Ltd.
193,192
0.1
16,134  Adani Ports & Special
Economic Zone Ltd.
278,389
0.2
21,097
Hindalco Industries Ltd.
174,776
0.1

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
29,059
JSW Steel Ltd.
$ 307,198
0.2
25,058
Larsen & Toubro Ltd.
1,102,804
0.6
10,267
PI Industries Ltd.
436,021
0.2
128,646  Power Grid Corp. of India
Ltd.
478,690
0.3
426,621
Tata Steel Ltd.
855,767
0.5
143,255
Vedanta Ltd.
771,333
0.4
4,598,170
2.6
Indonesia : 0.2%
528,600  Indah Kiat Pulp & Paper
Tbk PT
296,802
0.2
Ireland : 1.4%
3,377
AerCap Holdings NV
313,081
0.2
2,129
Allegion PLC
259,355
0.1
12,332
CRH PLC IE
973,192
0.6
5,830
CRH PLC US
476,661
0.3
12,400
(1)
James Hardie Industries
PLC
386,541
0.2
2,408,830
1.4
Italy : 0.2%
44,920  Terna - Rete Elettrica
Nazionale
378,067
0.2
Japan : 8.5%
54,800
Central Japan Railway Co.
1,222,274
0.7
70,800  Chubu Electric Power Co.,
Inc.
978,157
0.5
7,200
FANUC Corp.
201,543
0.1
5,200
Hitachi Ltd.
535,536
0.3
10,400
Japan Airlines Co. Ltd.
174,772
0.1
52,900
JFE Holdings, Inc.
800,879
0.4
3,800
Keyence Corp.
1,712,894
1.0
16,900
Makita Corp.
498,323
0.3
32,900
MISUMI Group, Inc.
566,674
0.3
78,500  Mitsubishi Chemical Group
Corp.
415,750
0.2
10,900
Mitsubishi Corp.
230,060
0.1
22,100  Nippon Express Holdings,
Inc.
1,089,161
0.6
385,500  Nippon Telegraph &
Telephone Corp.
378,564
0.2
10,100
Nippon Yusen KK
320,151
0.2
13,800
Nitto Denko Corp.
1,056,530
0.6
17,400
Osaka Gas Co. Ltd.
396,165
0.2
12,800
Shimadzu Corp.
332,817
0.2
14,000  Shin-Etsu Chemical Co.
Ltd.
522,600
0.3
1,300
SMC Corp.
656,538
0.4
11,200
SoftBank Group Corp.
648,116
0.4
49,800
Sumitomo Corp.
1,295,921
0.7
45,100
(1)
Tokyo Electric Power Co.
Holdings, Inc.
270,756
0.2
13,900
Toyota Tsusho Corp.
848,859
0.5
15,153,040
8.5
Kuwait : 0.1%
167,838  Mobile
Telecommunications Co.
KSCP
247,174
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Luxembourg : 0.5%
33,905
ArcelorMittal SA
$ 894,498
0.5
Mexico : 0.3%
49,126  Promotora y Operadora de
Infraestructura SAB de CV
539,513
0.3
Netherlands : 0.1%
3,444
Akzo Nobel NV
241,571
0.1
Norway : 0.2%
8,950
Yara International ASA
278,304
0.2
Qatar : 0.3%
142,092
Ooredoo QPSC
367,081
0.2
46,214  Qatar Electricity & Water
Co. QSC
190,600
0.1
557,681
0.3
Russia : —%
267,141
(3)
Alrosa PJSC
—
—
4,101,092
(3)
Inter RAO UES PJSC
—
—
124,960
(3)
Mobile TeleSystems PJSC
—
—
—
—
Saudi Arabia : 0.6%
23,484
Etihad Etisalat Co.
294,058
0.2
21,019  Sahara International
Petrochemical Co.
167,280
0.1
17,515  Saudi Basic Industries
Corp.
355,668
0.2
18,087  Yanbu National
Petrochemical Co.
174,708
0.1
991,714
0.6
Singapore : 0.5%
66,500
(2)
BOC Aviation Ltd.
493,991
0.3
86,400
Sembcorp Industries Ltd.
326,490
0.2
820,481
0.5
South Korea : 1.7%
16,524
GS Holdings Corp.
521,688
0.3
6,454
(1)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
609,791
0.3
12,948
Hyundai Steel Co.
278,091
0.2
14,106
KT Corp.
376,624
0.2
790
LG Chem Ltd.
201,907
0.1
7,051
(1)
SK Square Co. Ltd.
395,538
0.2
5,624
SK Telecom Co. Ltd.
207,536
0.1
3,588
SK, Inc.
458,277
0.3
3,049,452
1.7
Spain : 2.5%
5,683
Acciona SA
729,618
0.4
6,159  ACS Actividades de
Construccion y Servicios
SA
275,754
0.2
5,114
(2)
Aena SME SA
1,000,104
0.6
13,191
Enagas SA
202,860
0.1
49,510
Red Electrica Corp. SA
892,250
0.5
273,658
Telefonica SA
1,278,883
0.7
4,379,469
2.5
Sweden : 2.7%
15,732
Hexagon AB - Class B
173,286
0.1
19,169
Holmen AB - Class B
802,756
0.4

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
44,447
Husqvarna AB - Class B
$ 370,111
0.2
8,240
Saab AB - Class B
200,007
0.1
21,636
Sandvik AB
477,727
0.3
41,435
SKF AB - Class B
910,337
0.5
34,405  Telefonaktiebolaget LM
Ericsson - Class B
211,989
0.1
63,944
Volvo AB - Class B
1,721,047
1.0
4,867,260
2.7
Switzerland : 2.8%
30,617
ABB Ltd., Reg
1,688,082
0.9
69
Givaudan SA, Reg
325,287
0.2
21,291
Holcim AG
1,870,413
1.0
3,848
Sika AG, Reg
1,173,056
0.7
5,056,838
2.8
Taiwan : 1.4%
569,000
AUO Corp.
313,544
0.2
426,000
China Steel Corp.
312,664
0.1
34,000
Delta Electronics, Inc.
342,601
0.2
237,000  Hon Hai Precision Industry
Co. Ltd.
1,262,143
0.7
86,000  Zhen Ding Technology
Holding Ltd.
325,481
0.2
2,556,433
1.4
Thailand : 0.3%
458,000
Indorama Ventures PCL
288,305
0.2
204,800
PTT Global Chemical PCL
194,045
0.1
482,350
0.3
Turkey : 0.2%
25,876
KOC Holding AS
191,280
0.1
72,112  Turkcell Iletisim Hizmetleri
AS
222,894
0.1
414,174
0.2
United Kingdom : 4.1%
12,729
Anglo American PLC
412,102
0.2
97,071
BAE Systems PLC
1,728,437
1.0
145,484
BT Group PLC
243,573
0.1
15,743
Bunzl PLC
591,858
0.3
358,684
Centrica PLC
651,047
0.4
3,783
Ferguson PLC
778,315
0.4
17,479
Pentair PLC
1,422,441
0.8
44,441
Smiths Group PLC
983,372
0.6
581,248
Vodafone Group PLC
561,947
0.3
7,373,092
4.1
United States : 44.5%
8,279
3M Co.
829,059
0.5
8,020
A.O. Smith Corp.
670,793
0.4
11,842
AECOM
1,034,280
0.6
12,220
AMERCO
742,854
0.4
4,631  American Electric Power
Co., Inc.
417,948
0.2
9,991
AMETEK, Inc.
1,694,274
1.0
3,346
(1)
Arista Networks, Inc.
995,937
0.6
107,101
AT&T, Inc.
1,951,380
1.1
7,324
Atmos Energy Corp.
848,998
0.5
43,805
Baker Hughes Co.
1,466,591
0.8
5,719
(1)
Boeing Co.
1,015,752
0.6
1,046
(1)
Builders FirstSource, Inc.
168,186
0.1
978
Carlisle Cos., Inc.
409,088
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
15,110
Carrier Global Corp.
$ 954,801
0.5
3,129
Caterpillar, Inc.
1,059,229
0.6
1,130
Celanese Corp.
171,805
0.1
9,237
CenterPoint Energy, Inc.
281,821
0.2
72,128
Cisco Systems, Inc.
3,353,952
1.9
17,406
(1)
Cleveland-Cliffs, Inc.
300,776
0.2
37,275
CSX Corp.
1,258,031
0.7
850
Deere & Co.
318,546
0.2
11,813
Delta Air Lines, Inc.
602,699
0.3
1,107
Dover Corp.
203,489
0.1
23,087
Dow, Inc.
1,330,504
0.7
13,085
DTE Energy Co.
1,524,795
0.9
2,685
Duke Energy Corp.
278,085
0.2
10,106
Eastman Chemical Co.
1,024,041
0.6
2,603
Eaton Corp. PLC
866,409
0.5
21,117
Edison International
1,622,841
0.9
3,725
Emerson Electric Co.
417,796
0.2
10,227
Entergy Corp.
1,150,435
0.6
23,301
Evergy, Inc.
1,273,633
0.7
11,325
Eversource Energy
670,780
0.4
6,731
(1)
F5, Inc.
1,137,337
0.6
2,652
FedEx Corp.
673,502
0.4
17,822
Fortive Corp.
1,326,670
0.7
13,272  Fortune Brands
Innovations, Inc.
929,836
0.5
24,602
Freeport-McMoRan, Inc.
1,297,263
0.7
1,205
(1)
GE Vernova, Inc.
211,959
0.1
9,582
General Electric Co.
1,582,371
0.9
10,374
Graco, Inc.
837,700
0.5
31,392
Halliburton Co.
1,152,086
0.6
2,317  Honeywell International,
Inc.
468,474
0.3
14,506
Ingersoll Rand, Inc.
1,349,783
0.8
4,191
International Paper Co.
188,972
0.1
1,550
Jabil, Inc.
184,295
0.1
14,429  Johnson Controls
International PLC
1,037,589
0.6
8,881
(1)
Keysight Technologies,
Inc.
1,229,841
0.7
10,085
Kinder Morgan, Inc.
196,557
0.1
3,233
Linde PLC US
1,408,036
0.8
375
Lockheed Martin Corp.
176,378
0.1
8,856
Masco Corp.
619,212
0.3
10,107
NextEra Energy, Inc.
808,762
0.5
46,960
NiSource, Inc.
1,364,658
0.8
3,170
Nordson Corp.
744,062
0.4
4,864
Nucor Corp.
821,286
0.5
5,642  Old Dominion Freight Line,
Inc.
988,761
0.6
13,138
Otis Worldwide Corp.
1,303,290
0.7
6,790
Owens Corning
1,229,465
0.7
3,338
Parker-Hannifin Corp.
1,774,214
1.0
82,094
PG&E Corp.
1,522,023
0.9
11,080
PPG Industries, Inc.
1,456,023
0.8
6,721  Raytheon Technologies
Corp.
724,591
0.4
1,986  Reliance Steel &
Aluminum Co.
597,349
0.3
4,163
Rockwell Automation, Inc.
1,072,097
0.6

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
10,642
RPM International, Inc.
$ 1,192,968
0.7
18,863
Schlumberger NV
865,623
0.5
21,419
Sempra Energy
1,649,906
0.9
6,511
Sherwin-Williams Co.
1,978,042
1.1
2,145
Snap-on, Inc.
585,285
0.3
7,221  Stanley Black & Decker,
Inc.
629,455
0.4
4,745
Steel Dynamics, Inc.
635,213
0.4
2,070
Textron, Inc.
181,353
0.1
2,237
T-Mobile US, Inc.
391,386
0.2
198
TransDigm Group, Inc.
265,960
0.1
10,929
(1)
Trimble, Inc.
608,527
0.3
24,590
(1)
Uber Technologies, Inc.
1,587,530
0.9
2,552
Union Pacific Corp.
594,157
0.3
3,229  United Parcel Service, Inc.
- Class B
448,605
0.2
1,535
United Rentals, Inc.
1,027,544
0.6
42,809  Verizon Communications,
Inc.
1,761,590
1.0
5,020  Vertiv Holdings Co. - Class
A
492,311
0.3
3,493
Vistra Corp.
346,086
0.2
493
Watsco, Inc.
234,126
0.1
8,268  Westinghouse Air Brake
Technologies Corp.
1,399,194
0.8
556
WW Grainger, Inc.
512,332
0.3
7,549
Xcel Energy, Inc.
418,592
0.2
79,129,835
44.5
Total Common Stock
(Cost $143,725,851)
172,866,997
97.2
EXCHANGE-TRADED FUNDS : 1.4%
22,066
iShares MSCI ACWI ETF
2,451,091
1.4
Total Exchange-Traded
Funds
(Cost $2,367,208)
2,451,091
1.4
PREFERRED STOCK : 0.4%
Brazil : 0.4%
28,100  Centrais Eletricas
Brasileiras SA
210,259
0.2
195,319  Cia Energetica de Minas
Gerais
370,112
0.2
580,371
0.4
Total Preferred Stock
(Cost $541,321)
580,371
0.4
Total Long-Term
Investments
(Cost $146,634,380)
175,898,459
99.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
584,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $584,000) $ 584,000 0.3
Total Short-Term
Investments
(Cost $584,000)
$ 584,000
0.3
Total Investments in
Securities
(Cost $147,218,380) $ 176,482,459 99.3
Assets in Excess of
Other Liabilities 1,320,576 0.7
Net Assets $ 177,803,035 100.0
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of May 31, 2024.
Industry Diversification
Percentage
of Net Assets
Electric Utilities 7.6%
Industrial Machinery & Supplies & Components 7.6
Specialty Chemicals 5.7
Integrated Telecommunication Services 5.5
Industrial Conglomerates 5.1
Electrical Components & Equipment 4.9
Building Products 4.5
Steel 4.1
Trading Companies & Distributors 4.1
Construction Machinery & Heavy Transportation
Equipment 3.8
Multi-Utilities 3.7
Communications Equipment 3.2
Rail Transportation 2.9
Aerospace & Defense 2.8
Construction Materials 2.7
Diversified Metals & Mining 2.5
Construction & Engineering 2.4
Electronic Equipment & Instruments 2.4
Wireless Telecommunication Services 2.0
Oil & Gas Equipment & Services 2.0
Oil & Gas Storage & Transportation 1.7
Commodity Chemicals 1.5
Industrial Gases 1.5
Multi-Sector Holdings 1.4
Air Freight & Logistics 1.2
Gas Utilities 1.1
Cargo Ground Transportation 1.0
Highways & Railtracks 0.9
Passenger Ground Transportation 0.9
Paper Products 0.9

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Electronic Manufacturing Services 0.8%
Gold 0.7
Copper 0.7
Independent Power Producers & Energy Traders 0.7
Electronic Components 0.7
Airport Services 0.6
Forest Products 0.4
Passenger Airlines 0.4
Fertilizers & Agricultural Chemicals 0.4
Agricultural & Farm Machinery 0.4
Heavy Electrical Equipment 0.4
Diversified Chemicals 0.2
Marine Transportation 0.2
Renewable Electricity 0.2
Marine Ports & Services 0.2
Paper & Plastic Packaging Products & Materials 0.1
Oil & Gas Drilling 0.1
Aluminum 0.1
Alternative Carriers 0.1
Assets in Excess of Other Liabilities* 1.0
Net Assets 100.0%
*      Includes short-term investments.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 5,603,685 $ — $ 5,603,685
Austria 487,805 — — 487,805
Belgium 171,229 169,240 — 340,469
Brazil 1,294,431 — — 1,294,431
Canada 9,025,617 — — 9,025,617
China — 4,419,337 — 4,419,337
France — 8,436,172 — 8,436,172
Germany — 7,146,859 — 7,146,859
Greece — 410,884 — 410,884
Hong Kong 501,160 485,830 — 986,990
India — 4,598,170 — 4,598,170
Indonesia — 296,802 — 296,802
Ireland 1,049,097 1,359,733 — 2,408,830
Italy — 378,067 — 378,067
Japan 320,151 14,832,889 — 15,153,040
Kuwait — 247,174 — 247,174
Luxembourg — 894,498 — 894,498
Mexico 539,513 — — 539,513
Netherlands — 241,571 — 241,571
Norway — 278,304 — 278,304
Qatar — 557,681 — 557,681
Russia — — — —
Saudi Arabia 167,280 824,434 — 991,714
Singapore — 820,481 — 820,481
South Korea — 3,049,452 — 3,049,452
Spain — 4,379,469 — 4,379,469
Sweden — 4,867,260 — 4,867,260
Switzerland — 5,056,838 — 5,056,838
Taiwan — 2,556,433 — 2,556,433
Thailand — 482,350 — 482,350
Turkey 414,174 — — 414,174
United Kingdom 2,200,756 5,172,336 — 7,373,092
United States 79,129,835 — — 79,129,835
Total Common Stock 95,301,048 77,565,949 — 172,866,997
Exchange-Traded Funds 2,451,091 — — 2,451,091
Preferred Stock 580,371 — — 580,371
Short-Term Investments 584,000 — — 584,000
Total Investments, at fair value $ 98,916,510 $ 77,565,949 $ — $ 176,482,459
Liabilities Table
Other Financial Instruments+
Written Options $ — $ (736,003) $ — $ (736,003)
Total Liabilities $ — $ (736,003) $ — $ (736,003)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Infrastructure, Industrials
and Materials Fund
At May 31, 2024, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Industrial Select Sector
SPDR Fund
UBS AG Call 07/05/24 USD 122.030 143,407 USD 17,712,199 $ 284,204 $ (443,354)
iShares MSCI EAFE
ETF
Goldman Sachs
International Call 06/20/24 USD 81.360 366,273 USD 29,734,042 212,145 (116,493)
iShares MSCI
Emerging Markets ETF
Wells Fargo
Securities LLC Call 06/20/24 USD 43.600 174,312 USD 7,284,498 112,483 (7,255)
Materials Select Sector
SPDR Fund
Goldman Sachs
International Call 07/05/24 USD 90.440 79,611 USD 7,286,795 129,010 (168,901)
$ 737,842 $ (736,003)
Currency Abbreviations:
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 33,944,920
Gross Unrealized Depreciation (4,680,840)
Net Unrealized Appreciation $ 29,264,080